CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Change in Value of Financial Assets using Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in financial assets using unobservable inputs (Level 3)
Balance at the beginning of the period	$ 2,100
Less: Proceeds from sales of short-term investment	$ (2,100)	$ (2,095)	$ (41)
Balance at the end of the period		$ 2,100